Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Big Rock Partners Acquisition Corp.
Amendment Description	Amendment No. 1 to form S-4.
Entity Central Index Key	0001719406
Document Type	S-4/A
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Incorporation, State or Country Code	DE